Schedule of credit risk (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 328,161	$ 184,206
Loss allowance	10,850	8,392
Current Not Past Due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,566	145,483
Loss allowance
Expected loss rate percentage	0.00%	0.00%
1-30 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 248,925	$ 12,384
Loss allowance
Expected loss rate percentage	0.00%	0.00%
31-60 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 39,765	$ 3,052
Loss allowance
Expected loss rate percentage	0.00%	0.00%
61 To 90 Days Past Due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 20,641
Loss allowance
Expected loss rate percentage	0.00%
More than 90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 17,264	$ 23,287
Loss allowance	$ 10,850	$ 8,392
Expected loss rate percentage	63.00%	36.00%